Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information

(23)  Supplemental Cash Flow Information

Cash Paid for Interest and Income Taxes:

During 2012, 2011 and 2010, we made cash payments for interest totaling $205.0 million, $164.7 million and $117.1 million, respectively.

During 2012, 2011 and 2010, total net cash paid for income taxes was $31.9 million, $47.8 million and $31.1 million, respectively.

Non-cash Investing Activities:

During 2011, we issued shares of our common stock in connection with certain acquisitions (dollars in thousands):

	Date of Acquisition	Common Stock Issued
Company Acquired		Number of Shares	Fair Value of Shares
Arriva Medical LLC	November 23, 2011	806,452	$15,183
Pregnancy.org, LLC	January 28, 2011	25,463	$1,000

Non-Cash Financing Activities:

During 2011 and 2010, we recorded non-cash income (expense) to accumulated other comprehensive income (loss) of $7.3 million and $2.4 million, respectively, representing the change in fair market value of our interest rate swap agreement.

During 2012, we issued shares of our common stock in connection with the settlement of an acquisition-related contingent consideration obligation (dollars in thousands):

	Common Stock Issued
Contingent Consideration Obligation	Number of Shares	Fair Value of Shares
Mologic	66,666	$1,243